Management of Capital (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Management Of Capital
Equity	$ 40,479	$ 40,859
Less cash	1,653	2,474	$ 2,457
Capital	$ 38,826	$ 38,385